Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	3 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 61,438		$ 49,383
Rate increase on funds invested	34		15
Rate decrease on funds invested	$ (28)		$ (15)
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.05%	0.05%	0.00%	0.00%
Rate increase	0.06%	0.06%	0.03%	0.03%
Rate decrease	0.05%	0.05%	0.03%	0.03%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.05%	0.05%	0.00%	0.00%
Rate increase	0.06%	0.06%	0.03%	0.03%
Rate decrease	0.05%	0.05%	0.03%	0.03%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 600		$ 600
Rate increase on funds invested		$ 2		$ 1
Rate decrease on funds invested		$ (2)		$ (1)
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.84%	2.84%	1.50%	1.50%
Rate increase	3.12%	3.12%	1.65%	1.65%
Rate decrease	2.56%	2.56%	1.35%	1.35%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.84%	2.84%	1.50%	1.50%
Rate increase	3.12%	3.12%	1.65%	1.65%
Rate decrease	2.56%	2.56%	1.35%	1.35%